Organization and nature of operations (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions			12 Months Ended
	Feb. 11, 2022	Dec. 28, 2021	Dec. 31, 2025	[1]	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period new shares issues		1,330
Shares issued price per share		$ 37.50
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period new shares issues	1,070
Stock issued during period new value issues	$ 40

[1]	All year results have been adjusted for the reverse stock split (15:1) effective March 10, 2025.